Stock Plans, Share-Based Payments And Warrants (Stock Plans And Share-Based Payment) (Narrative) (Details) (USD $)	12 Months Ended														12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 CEO Stock Options [Member]	Dec. 31, 2012 2000 Plan [Member]	Dec. 31, 2012 2000 Plan [Member] Non-Employee Stock Options [Member]	Dec. 31, 2011 2000 Plan [Member] Non-Employee Stock Options [Member]	Dec. 31, 2012 2000 Plan [Member] Employee Stock Options [Member]	Dec. 31, 2011 2000 Plan [Member] Employee Stock Options [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2011 2004 Plan [Member]	Jan. 31, 2011 2004 Plan [Member]	Jun. 30, 2008 2004 Plan [Member]	May 31, 2007 2004 Plan [Member]	Jun. 30, 2005 2004 Plan [Member]	Dec. 31, 2012 2004 Plan [Member] Non-Employee Stock Options [Member]	Dec. 31, 2011 2004 Plan [Member] Non-Employee Stock Options [Member]	Dec. 31, 2012 2004 Plan [Member] Employee Stock Options [Member]	Dec. 31, 2011 2004 Plan [Member] Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				106,538							1,990,717	134,849	65,000	40,000
Options outstanding	2,294,714	747,164			2,053	2,053	7,230	7,230							637,253	294,753	1,316,628	443,128
Immediate vesting period															2 years		2 years
Straight line vesting period															4 years		4 years
Shares available for future grants									19,904	1,235,904
Shares issued			331,550
Stock options life	10 years
Stock based compensation expense	$ 443,000	$ 256,000
Stock based compensation expense per share	$ 0.04	$ 0.03
Fair value of options vested	506,000	249,000
Stock options granted	1,547,550	702,500
Weighted-average fair value of options granted	$ 1.03	$ 0.45
Intrinsic value of options outstanding	793,000	126,000
Intrinsic value of options vested or expected to vest	768,000	121,000
Weighted-average remaining contractual life of options vested or expected to vest	8 years 10 months 24 days	9 years 1 month 6 days
Unrecognized compensation cost related to non-vested options	$ 1,074,000
Weighted average remaining requisite service period for unrecognized compensation cost	3 years